DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Abstract]
DISPOSAL OF SUBSIDIARIES
35.	DISPOSAL OF SUBSIDIARIES

In January 2017, Energy Capital Investment II sarl (“ECI”), a wholly-owned subsidiary of the Company, entered into a share purchase agreement with Jade Fair Precision Ltd. the (“Jade”), to sell its 25 preferred share in the capital of 1091187 B.C, Ltd. (“1091187”), with total purchase price of CAD4.0 million (US$3.0 million). 1091187 was incorporated with total capital of 75 common shares and 25 preferred shares, and owns Sky Solar (Canada) FIT 2 LP (“FTP 2LP”) and its 6 operating solar facilities. The subsidiary was reclassified as held for sale as of December 31, 2016, and the transaction was completed in January 2017. The Company has significant influence over 1091187 B.C, Ltd. after this transaction. The Company’s residual investment in 1091187 was measured at fair value, determined based on a discounted cash flow model of the underlying solar parks. The consideration received for the 25 preferred shares in 1091187 is CAD4.0 million (US$3.0 million). The Company recognized a gain of US$1.5 million upon the disposal of subsidiary.

Thousand US$
Current Assets	295
Cash and cash equivalents	284
Trade and other receivables	11
Non-current Assets	3,294
IPP solar parks	3,253
Other Non-current Assets	41
Current Liabilities	(143)
Trade and other payables	(62)
Borrowing	(81)
Non-current Liabilities	(1,319)
Long-term borrowing	(1,319)
Net Assets disposed of	2,127

Gain on disposal of a subsidiary is as follows:

Thousand US$
Cash Consideration received in:	2,979
Net assets disposed of	(2,127)
Re-evaluate fair value of residual investment	612
Gain on disposal of a subsidiary	1,464

Net cash inflow on disposal of a subsidiary is as follows:

Thousand US$
Consideration received in cash and cash equivalent	2,979
Less: Cash and cash equivalent balances disposed of	(284)
Net cash inflow arising on disposal	2,695

In January 2017, Sonusco Limited and Neurlus Limited, subsidiaries of the Company in Greece, entered into share purchase agreements with A.W. Aktina Wind Limited, to sell all shares of companies based in Cypriot, all of which hold 20 operating solar parks in Greece with capacity of 23.0 MW. The total purchase price was about EUR39.7 million (US$41.9 million). These subsidiaries were reclassified as held for sale as of December 31, 2016. The transaction was completed in April 2017, and the Company recorded a gain of US$416 thousand.

Thousand US$
Current Assets	10,590
Cash and cash equivalents	3,633
Trade and other receivables	6,957
Non-current Assets	32,827
IPP solar parks	31,431
Other Non-current Assets	1,396
Current Liabilities	(1,918)
Trade and other payables	(1,918)
Net Assets disposed of	41,499

Gain on disposal of a subsidiary is as follows:

Thousand US$
Cash Consideration received in:	41,915
Net assets disposed of	(41,499)
Gain on disposal of a subsidiary	416

Net cash inflow on disposal of a subsidiary is as follows:

Thousand US$
Consideration received in cash and cash equivalent	41,915
Less: Cash and cash equivalent balances disposed of	(3,633)
Net cash inflow arising on disposal	38,282

On December 30, 2018, Sky Capital Europe S.à.r.l., a wholly-owned subsidiary of the Company, disposed Gransolar Cubiertas 3, S.L.U (“GSC3”) and Gransolar Cubiertas 7, S.L.U (“GSC7”), two of its subsidiaries, which were in a net asset position, to three third parties for EUR 796 thousand (US$911 thousand) and recognized a loss of US$1.3 million.

Thousand US$
Current Assets	111
Cash and cash equivalents	64
Trade and other receivables	47
Deferred tax assets	—
Non-current Assets	2,418
IPP solar parks	2,415
Intangible assets	3
Current Liabilities	(127)
Trade and other payables	(103)
Tax payable	(14)
Borrowings	(10)
Non-current Liabilities	(177)
Deferred tax liabilities	(177)
Net assets disposed of	2,225

Loss on disposal of a subsidiary is as follows:

Thousand US$
Cash Consideration received	911
Cash receivable	64
Net assets disposed of	(2,225)
Exchange difference	(38)
Loss on disposal of a subsidiary	(1,288)

Net cash outflow on disposal of a subsidiary is as follows:

Thousand US$
Cash and cash equivalent balances disposed of	64
Cash received as consideration	—
Net cash outflow arising on disposal	64

On January 17, 2019, Renewable Capital Investment 1 S.L., a wholly-owned subsidiary of the Company, disposed its 100% owned subsidiary, Arica Solar Generacion 1 SpA, in Chile which was in a net asset position, to a third party for US$2.7 million and recognized a loss of US$1.5 million.

Thousand US$
Current Assets	1,173
Cash and cash equivalents	—
Trade and other receivables	1,173
Non-current Assets	2,455
IPP solar parks	2,455
Current Liabilities	(386)
Trade and other payables	(386)
Net Assets disposed of	3,242

Loss on disposal of a subsidiary is as follows:

Thousand US$
Cash received as consideration	2,458
Cash receivable	220
Net Assets disposed of	(3,242)
Cumulative gain/loss on Currency translation difference reclassified from equity on loss of control of subsidiary	(933)
Loss on disposal of a subsidiary	(1,497)

Net cash inflow on disposal of a subsidiary is as follows:

Thousand US$
Cash and cash equivalent balances disposed of	—
Cash received as consideration	2,458
Net cash inflow arising on disposal	2,458

On January 24, 2019, the Company lost control of Energy Capital Investment Sarl, one of its subsidiaries, which owns 100% of the equity interest of Renewable Capital Investment 2 S.L and with all its 5 subsidiaries which hold 6 operating solar parks in Uruguay with equity capacity of 71.7 MW due to the Hudson dispute (Note 32). The sale price was regarded as nil according to the settlement agreement signed on November 5, 2019 and a loss of US$43.7 million was recognized accordingly.

Thousand US$
Current Assets	14,552
Cash and cash equivalents	9,787
Trade and other receivables	4,765
Non-current Assets	111,491
IPP solar parks	111,355
Other Non-current Assets	136
Current Liabilities	(80,648)
Trade and other payables	(2,349)
Tax payable	(29)
Borrowings	(78,270)
Non-current Liabilities	(1,100)
Deferred tax liabilities	(1,100)
Total Net Assets	44,295
NCI	(5,019)
Net Assets disposed of	39,276

Loss on disposal of a subsidiary is as follows:

Thousand US$
Consideration	—
Net Assets disposed of	(39,276)
Cumulative gain/loss on currency translation difference reclassified from equity on loss of control of subsidiary	(4,427)
Loss on disposal of a subsidiary	(43,703)

Net cash outflow on disposal of a subsidiary is as follows:

Thousand US$
Cash and cash equivalent balances disposed of	9,787
Cash received as consideration	—
Net cash outflow arising on disposal	9,787

On September 10, 2019, Sky Capital America Inc. , a wholly-owned subsidiary of the Company, disposed Lumens Holdings 4, LLC, one of its subsidiaries, which owns 100% of the equity interest of PSVTF1, LLC and together were in a net asset position, to a third party for US$4 million and recognized a loss of US$2.2 million.

Thousand US$
Current Assets	649
Cash and cash equivalents	332
Trade and other receivables	317
Non-current Assets	10,995
IPP solar parks	9,962
Other non-current asset	1,033
Current Liabilities	(4,400)
Trade and other payables	(80)
Borrowings	(4,320)
Non-current Liabilities	(1,040)
Long term Liability-Lease	(1,040)
Net Assets disposed of	6,204

Loss on disposal of a subsidiary is as follows:

Thousand US$
Consideration	4,032
Net Assets disposed of	(6,204)
Loss on disposal of a subsidiary	(2,172)

Net cash inflow on disposal of a subsidiary is as follows:

Thousand US$
Cash and cash equivalent balances disposed of	(332)
Cash received as consideration	4,032
Net cash inflow arising on disposal	3,700